Short-Term Borrowings	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Short-Term Borrowings
NOTE K—SHORT-TERM BORROWINGS
At December 31, 2023 and 2022, short-term borrowings were as follows:

	December 31
(In thousands)	2023	2022
Federal funds purchased	$0	$0
Securities sold under agreements to repurchase	196,095	160,698

Total short-term borrowings	$196,095	$160,698

Federal funds purchased and securities sold under agreements to repurchase have not been a significant source of funds for the company. United has various unused lines of credit available from certain of its correspondent banks in the aggregate amount of $230,000,000. These lines of credit, which bear interest at prevailing market rates, permit United to borrow funds in the overnight market, and are renewable annually subject to certain conditions.
At December 31, 2023, all the repurchase agreements were in overnight accounts. The rates offered on these funds vary according to movements in the federal funds and short-term
investment market rates.
United has a $20,000,000 line of credit with an unrelated financial institution to provide for general liquidity needs. The line is an unsecured, revolving line of credit. The line is renewable on a 360 day basis and carries an indexed, floating-rate of interest. The line requires compliance with various financial and nonfinancial covenants. At December 31, 2023, United had no outstanding balance under this credit.
Interest paid on short-term borrowings approximated $6,390,000, $1,747,000, and $693,000 in 2023, 2022 and 2021, respectively.